Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: November 9, 2023

Payment Date	11/15/2023
Collection Period Start	10/1/2023
Collection Period End	10/31/2023
Interest Period Start	10/16/2023
Interest Period End	11/14/2023

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$—	$—	$—	—	Nov-24
Class A-4 Notes	$93,114,739.94	$93,114,739.94	$—	—	Aug-25
Class B Notes	$13,565,000.00	$13,565,000.00	$—	—	Sep-25
Class C Notes	$13,565,000.00	$13,565,000.00	$—	—	Oct-25
Class D Notes	$13,564,000.00	$13,564,000.00	$—	—	Jul-26
Total Notes	$133,808,739.94	$133,808,739.94	$—

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$137,199,950.53	$126,072,145.77	0.092940
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$137,199,950.53	$126,072,145.77
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$126,072,145.77
Reserve Account Balance	$3,391,210.59	$—

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$—	1.60000%	30/360	$—
Class A-4 Notes	$93,114,739.94	1.63000%	30/360	$126,480.86
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$133,808,739.94			$194,304.00

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$137,199,950.53	$126,072,145.77
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$137,199,950.53	$126,072,145.77
Number of Receivables Outstanding	22,729	22,028
Weighted Average Contract Rate	4.66%	4.67%
Weighted Average Remaining Term (months)	20	19

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$524,119.47
Principal Collections	$11,105,988.85
Liquidation Proceeds	$99,861.55
b. Repurchase Price	$—
c. Optional Purchase Price	$126,352,955.04
d. Reserve Account Excess Amount	$3,391,210.59
Total Available Funds	$141,474,135.50
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$141,474,135.50

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$114,333.29	$114,333.29	$—	$—	$141,359,802.21
Interest - Class A-1 Notes	$—	$—	$—	$—	$141,359,802.21
Interest - Class A-2 Notes	$—	$—	$—	$—	$141,359,802.21
Interest - Class A-3 Notes	$—	$—	$—	$—	$141,359,802.21
Interest - Class A-4 Notes	$126,480.86	$126,480.86	$—	$—	$141,233,321.35
First Allocation of Principal	$—	$—	$—	$—	$141,233,321.35
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$141,213,086.89
Second Allocation of Principal	$—	$—	$—	$—	$141,213,086.89
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$141,190,704.64
Third Allocation of Principal	$—	$—	$—	$—	$141,190,704.64
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$141,165,498.21
Fourth Allocation of Principal	$—	$—	$—	$—	$141,165,498.21
Reserve Account Deposit Amount	$—	$—	$—	$—	$141,165,498.21
Regular Principal Distribution Amount	$133,808,739.94	$133,808,739.94	$—	$—	$7,356,758.27
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$7,356,758.27
Remaining Funds to Certificates	$7,356,758.27	$7,356,758.27	$—	$—	$—
Total	$141,474,135.50	$141,474,135.50	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$137,199,950.53	$126,072,145.77
Note Balance	$133,808,739.94	$—
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$126,072,145.77
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$—
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$3,391,210.59
Ending Reserve Account Balance	$—

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	4	$21,815.91
Liquidation Proceeds of Defaulted Receivables[1]	0.08%	82	$99,861.55
Monthly Net Losses (Liquidation Proceeds)			$(78,045.64)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.16%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.19%
Current Collection Period			(0.71)%
Four-Month Average Net Loss Ratio			(0.06)%
Cumulative Net Losses for All Periods			$1,288,561.35
Cumulative Net Loss Ratio			0.09%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.51%	88	$645,936.39
60-89 Days Delinquent	0.20%	27	$256,732.89
90-119 Days Delinquent	0.05%	6	$57,896.01
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.76%	121	$960,565.29

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$32,329.70
Total Repossessed Inventory		5	$51,186.63

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		33	$314,628.90
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.17%
Second Preceding Collection Period			0.21%
Preceding Collection Period			0.20%
Current Collection Period			0.25%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.12	0.09%	11	0.05%